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COLONIAL INTERMEDIATE HIGH INCOME FUND            SEMIANNUAL REPORT
-------------------------------------------------------------------------





                                     [LOGO]

           May Lose Value
 Not FDIC
 Insured
           No Bank Guarantee

                                                       President's Message

DEAR SHAREHOLDER:

The environment for high-yield bonds remained challenging during the six-month period ended April 30, 2001. A slowing economy ignited recession fears and led to earnings disappointments, credit downgrades, market illiquidity and stock market volatility. In this uncertain and nervous climate, investors favored higher-quality fixed-income securities.

Although high-yield bonds have not fared as well as their higher-quality counterparts recently, it is important to keep in mind that high-yield bonds still offer important advantages for investors seeking diversification. High-yield bonds represent a distinct asset class that borrows some of its characteristics from stocks and others from bonds. Investing in high-yield bonds offers high current income and attractive long-term total return potential.

One way to achieve a broadly diversified portfolio is to invest in a variety of asset classes, including stocks, investment-grade bonds and high-yield securities. Each of these asset classes may respond differently to changing market and economic climates. By investing across several asset types, you may be able to offset weak performance in one area with holdings in others.

On the following pages, you will find commentary on how the economic and market climate of the last six months influenced your fund managers' investment strategies and your fund's performance.

Thank you for including the Colonial Intermediate High Income Fund in your investment portfolio. As always, we appreciate the confidence you place in us, and we look forward to helping you achieve your investment goals.

Respectfully,

[/s/ Stephen E. Gibson]
Stephen E. Gibson

President
June 12, 2001

Because economic and market trends change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

                                                                               1
                                                                              --

        PORTFOLIO MANAGERS' REPORT

TOP CORPORATE ISSUERS
AS OF 4/30/01(1)

CSC Holdings                                                               3.72%
------------------------------
Charter
Communications                                                             2.05%
------------------------------
Telewest
Communications                                                             1.98%
------------------------------
FrontierVision                                                             2.14%
------------------------------
Nextel
Communications                                                             1.72%
------------------------------


(1) Corporate issuers are calculated as a percent of total investments including short-term investments. Because the fund is actively managed, there can be no guarantee the fund will continue to hold securities of these issuers in these sectors in the future.

6-MONTH DISTRIBUTIONS DECLARED PER SHARE AS OF 4/30/01

                                                                          $0.314
------------------------------

6-MONTH TOTAL RETURN, ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS

NAV                                                                       -5.59%
------------------------------
Market price                                                               9.56%
------------------------------

PRICE PER SHARE ON 4/30/01

NAV                                                                        $4.27
------------------------------
Market price                                                               $4.75
------------------------------

PERFORMANCE DECLINES IN A QUALITY-CONSCIOUS PERIOD

The Colonial Intermediate High Income Fund posted a return of negative 5.59% at net asset value for the six-month period ended April 30, 2001. The fund underperformed its peer group, the Lipper High Current Yield Funds (Leveraged) Index, which returned negative 2.24% for the period.

Our bottom-up research analysis continued to indicate that the best long-term return opportunities were in the B-rated sector. We continued to overweight the fund in this area. This proved to be an ineffective strategy during the six-month period, primarily due to economic uncertainty. In this type of climate, investors favored the more defensive BB-rated sector of the high-yield market. Therefore, the fund's focus on securities rated B proved to be a drag on performance, relative to the peer group.

The fund also suffered from the continued troubles in the telecommunications sector. For example, the fund's holdings in Level 3 Communications and Winstar Communications, Inc. (1.97% and 0.04% of net assets, respectively, at April 30) negatively influenced performance. Level 3 suffered from the general market concern surrounding long-haul data and fiber optic providers, many of which continued to show negative cash flows. Nevertheless, we believe Level 3 should outlast its competitors, primarily because it has a fully-financed business plan. Unexpected funding issues plagued Winstar, and the company was unable to meet its financial obligations.

DEFENSIVE MOVES WERE REWARDED

In terms of strategies, anything considered defensive was rewarded during the period, while anything considered non-defensive was punished. We continued to execute our ongoing strategy of conducting thorough credit analysis of individual issues throughout the period. This strategy contributed to our investment in several issues that contributed positively to fund performance, including Magellan Health Services, Premier International Foods, Allied Waste and Kaiser Aluminum (1.49%, 1.72%, 1.74% and 2.28% of net assets, respectively).

We did make some defensive sector moves, including increasing the fund's overall weighting in the cable sector. We purchased and added to holdings that our research efforts identified as promising companies, including Adelphia Communications and Charter Communications (1.46% and 2.86% of net assets, respectively). We started the period with cable holdings of 16% of net assets, and we ended the period with a weighting of slightly more

2
--

        PORTFOLIO MANAGERS' REPORT (CONTINUED)


TOP 5 SECTOR BREAKDOWNS
AS OF 4/30/01(1)

Telecom/Wireless                                                          10.74%
------------------------------
Cable-International                                                        9.10%
------------------------------
General Industrial                                                         7.33%
------------------------------
Telecom/Wired -- LD,
Data, Intl                                                                 6.60%
------------------------------
Cable-North America                                                        5.24%
------------------------------


(1) Sectors are calculated as a percent of total portfolio adjusted for leverage. Because the fund is actively managed, there can be no guarantee the fund will continue to hold securities of these issuers in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the US Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

than 20%. The cable sector is considered a defensive area, because of relatively low subscriber loss, strong demand for new services, and fully funded business plans.

FUND'S QUALITY STRUCTURE REMAINS INTACT

Despite the flight to quality, we remained true to the fund's style -- that is, focusing on the credit-intensive portion of the high-yield market. In fact, we maintained the average quality of the portfolio at mid-single-B, despite a continued decline in quality measures within the high-yield universe. Furthermore, although we focused on lower-credit-quality securities, the fund's default experience remained below the industry average.

HISTORY SUGGESTS MARKET MAY BE READY TO RALLY

Looking ahead, the high-yield market appears attractive, and we remain optimistic. Although defaults, liquidity concerns and bank tightenings remain negative influences, we believe that most of this bad news is already priced into the market. Yield spreads (or the difference in yield between high-yield securities and Treasury bonds of similar maturities) remain wide, but historically, the market has rallied significantly from these levels.

/s/ Scott Ricards                                               /s/ Greg Smalley
SCOTT B. RICHARDS and GREG SMALLEY are portfolio co-managers of the Colonial Intermediate High Income Fund. Mr. Richards is a senior vice president of CMA. Mr. Smalley is a vice president of CMA.

* Past performance is no guarantee of future results.

Investing in high yield bonds involves greater credit risk and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market risk, political, accounting and currency risks not associated with other investments.

                                                                               3
                                                                              --

INVESTMENT PORTFOLIO
April 30, 2001 (Unaudited)

CORPORATE FIXED INCOME
BONDS & NOTES - 122.9%                PAR          VALUE
------------------------------------------------------------
CONSTRUCTION - 0.6%
BUILDING CONSTRUCTION - 0.6%
Atrium Companies, Inc.,
  10.500% 05/01/09                 $  575,000   $    477,250
Morrison Knudsen Corp.,
  12.000% 07/01/10 (a)                130,000         15,600
                                                 -----------
                                                     492,850
                                                 -----------
------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.9%
DEPOSITORY INSTITUTIONS - 0.9%
Sovereign Bancorp, Inc.,
  10.500% 11/15/06                    775,000        830,304
                                                 -----------
------------------------------------------------------------
MANUFACTURING - 37.0%
CHEMICALS & ALLIED PRODUCTS - 7.8%
Agricultural Minerals Co., LP,
  10.750% 09/30/03                    430,000        365,500
Huntsman ICI Holdings LLC,
  (c) 12/31/09                      3,075,000        968,625
HydroChem Industrial Services
  Inc.,
  10.375% 08/01/07                    750,000        585,000
Lyondell Chemical Co.,
  10.875% 05/01/09                    200,000        205,500
PCI Chemicals Canada, Inc.,
  9.250% 10/15/07                   1,250,000        462,500
PMD Group, Inc.,
  11.000% 02/28/11 (a)                225,000        231,750
Polymer Group, Inc.:
  8.750% 03/01/08                     500,000        185,000
  9.000% 07/01/07                     500,000        195,000
Sterling Chemicals, Inc.:
  11.750% 08/15/06                  1,875,000        318,750
  12.375% 07/15/06                  1,000,000        780,000
Terra Industries, Inc.,
  10.500% 06/15/05                  1,710,000      1,436,400
Texas Petrochemical Corp.,
  11.125% 07/01/06                  1,275,000      1,083,750
                                                 -----------
                                                   6,817,775
                                                 -----------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.1%
Amphenol Corp.,
  9.875% 05/15/07                     735,000        771,750
Avist Corp.,
  9.750% 06/01/08 (a)                 225,000        231,188
Flextronics International, Ltd.,
  9.875% 07/01/10 (a)                 615,000        611,925
Gentek, Inc.,
  11.000% 08/01/09                    300,000        298,500

                                      PAR          VALUE
------------------------------------------------------------
TransDigm, Inc.,
  10.375% 12/01/08                 $  850,000   $    818,125
                                                 -----------
                                                   2,731,488
                                                 -----------
FABRICATED METAL - 1.5%
Earle M. Jorgensen & Co.,
  9.500% 04/01/05                     920,000        828,000
Euramax International, PLC,
  11.250% 10/01/06                    750,000        472,500
                                                 -----------
                                                   1,300,500
                                                 -----------
FOOD & KINDRED PRODUCTS - 1.9%
New World Pasta Co.,
  9.250% 02/15/09                     250,000        138,750
Premier International Foods,
  PLC,
  12.000% 09/01/09                  1,500,000      1,500,000
                                                 -----------
                                                   1,638,750
                                                 -----------
FURNITURE & FIXTURES - 0.6%
Juno Lighting, Inc.,
  11.875% 07/01/09                    550,000        517,000
                                                 -----------
MACHINERY & AGRICULTURAL EQUIPMENT - 0.5%
AGCO Corp.
  9.500% 05/01/08 (a)                 400,000        398,000
                                                 -----------
MACHINERY & COMPUTER EQUIPMENT - 0.2%
Sequa Corp.,
  8.875% 04/01/08                     200,000        200,500
                                                 -----------
MEASURING & ANALYZING INSTRUMENTS - 0.5%
Envirosource, Inc.,
  9.750% 06/15/03                   2,000,000        400,000
                                                 -----------
MISCELLANEOUS MANUFACTURING - 7.8%
Actuant Corp.,
  13.000% 05/01/09                    315,000        315,000
Associated Materials, Inc.,
  9.250% 03/01/08                     500,000        475,000
Blount, Inc.,
  13.000% 08/01/09                  1,300,000        715,000
Eagle-Picher Industries, Inc.,
  9.375% 03/01/08                     505,000        242,400
Flowserve Corp.,
  12.250% 08/15/10 (a)                555,000        593,850
ISG Resources, Inc.,
  10.000% 04/15/08                  1,000,000        510,000
Koppers Industries, Inc.,
  9.875% 12/01/07                     900,000        877,500
Newcor, Inc.,
  9.875% 03/01/08                   1,170,000        269,100

See notes to financial statements.

4
--

INVESTMENT PORTFOLIO (CONTINUED)


CORPORATE FIXED INCOME
BONDS & NOTES (CONTINUED)             PAR          VALUE
------------------------------------------------------------
MANUFACTURING (CONTINUED)
MISCELLANEOUS MANUFACTURING (CONTINUED)
Special Devices, Inc.,
  11.375% 12/15/08                 $1,250,000   $    400,000
Tekni-Plex, Inc.,
  12.750% 06/15/10                  1,230,000      1,008,600
Thermadyne Holdings Corp.,
  9.875% 06/01/08                   1,700,000        680,000
Werner Holding Co.,
  10.000% 11/15/07                    750,000        720,000
                                                 -----------
                                                   6,806,450
                                                 -----------
PAPER PRODUCTS - 4.8%
Corp Durango SA de CV,
  13.125% 08/01/06                    525,000        493,500
Gaylord Container Corp.,
  9.750% 06/15/07                   2,000,000      1,360,000
Riverwood International Corp.,
  10.875% 04/01/08                  2,050,000      1,947,500
Stone Container Corp.:
  9.250% 02/01/08                     140,000        143,500
  9.750% 02/01/11                     275,000        284,625
                                                 -----------
                                                   4,229,125
                                                 -----------
PRIMARY METAL - 4.3%
Bayou Steel Corp.,
  9.500% 05/15/08                   1,000,000        620,000
Kaiser Aluminum & Chemical
  Corp.:
  10.875% 10/15/06                  1,600,000      1,560,000
  12.750% 02/01/03                    485,000        436,500
Keystone Consolidated
  Industries, Inc.,
  9.625% 08/01/07                     965,000        144,750
Renco Metals, Inc.,
  11.500% 07/01/03                    500,000         65,000
WCI Steel Inc.,
  10.000% 12/01/04                  1,265,000        860,200
Wheeling-Pittsburgh Corp.,
  9.250% 11/15/07                   2,000,000         60,000
                                                 -----------
                                                   3,746,450
                                                 -----------
PRINTING & PUBLISHING - 0.6%
American Lawyer Media, Inc.:
  9.750% 12/15/07                     130,000        118,300
  stepped coupon, (12.250%
  12/15/02) (d) 12/15/08              600,000        384,000
                                                 -----------
                                                     502,300
                                                 -----------

                                      PAR          VALUE
------------------------------------------------------------
RUBBER & PLASTIC - 0.1%
Burke Industries, Inc.,
  10.000% 08/15/07                 $  535,000   $    107,000
                                                 -----------
STONE, CLAY, GLASS & CONCRETE - 2.1%
Anchor Glass Container Corp.,
  11.250% 04/01/05                    500,000        350,000
Owens-Illinois, Inc.:
  7.500% 05/15/10                   1,500,000      1,192,500
  8.100% 05/15/07                     400,000        324,000
                                                 -----------
                                                   1,866,500
                                                 -----------
TEXTILE MILL PRODUCTS - 0.3%
Collins & Aikman Products Co.,
  11.500% 04/15/06                    270,000        241,650
                                                 -----------
TRANSPORTATION EQUIPMENT - 0.9%
BE Aerospace, Inc.,
  8.875% 05/01/2011 (a)               325,000        328,250
LDM Technologies, Inc.,
  10.750% 01/15/07                  1,250,000        500,000
                                                 -----------
                                                     828,250
                                                 -----------
------------------------------------------------------------
MINING & ENERGY - 6.0%
OIL & GAS EXTRACTION - 6.0%
Benton Oil & Gas Co.:
  9.375% 11/01/07                   1,000,000        602,500
  11.625% 05/01/03                    100,000         71,000
HS Resources, Inc.,
  9.250% 11/15/06                     675,000        695,250
Magnum Hunter Resources, Inc.,
  10.000% 06/01/07                    925,000        928,469
Mariner Energy, Inc.,
  10.500% 08/01/06                    690,000        676,200
Pemex Project Funding Master
  Trust,
  8.500% 02/15/08 (a)               1,050,000      1,034,492
Petsec Energy, Inc.,
  9.500% 06/15/07 (e)               2,000,000         60,000
Vintage Petroleum, Inc.,
  9.750% 06/30/09                   1,120,000      1,220,800
                                                 -----------
                                                   5,288,711
                                                 -----------
------------------------------------------------------------
SERVICES - 17.4%
AMUSEMENT & RECREATION - 6.8%
Ameristar Casinos Inc.,
  10.750% 02/15/09                    400,000        408,000
Anchor Gaming,
  9.875% 10/15/08                     400,000        427,000
Boyd Gaming Corp.,
  9.500% 07/15/07                     650,000        625,625

See notes to financial statements.

                                                                               5
                                                                              --

INVESTMENT PORTFOLIO (CONTINUED)

CORPORATE FIXED INCOME
BONDS & NOTES (CONTINUED)             PAR          VALUE
------------------------------------------------------------
SERVICES (CONTINUED)
AMUSEMENT & RECREATION (CONTINUED)
Hollywood Casino Corp.,
  11.250% 05/01/07                 $1,075,000   $  1,154,281
Hollywood Casino Shreveport,
  13.000% 08/01/06                    670,000        721,925
Hollywood Park, Inc.,
  9.500% 08/01/07                   1,000,000      1,000,000
Horseshoe Gaming LLC,
  9.375% 06/15/07                     750,000        780,000
Penn National Gaming, Inc.,
  11.125% 03/01/08 (a)                550,000        561,000
Six Flags Inc.,
  9.500% 02/01/09 (a)                 275,000        286,000
                                                 -----------
                                                   5,963,831
                                                 -----------
BUSINESS SERVICES - 1.4%
Interep National Radio Sales,
  Inc.,
  10.000% 07/01/08                  1,500,000      1,200,000
                                                 -----------
HEALTH SERVICES - 5.1%
Alliance Imaging,
  10.375% 04/15/11 (a)                350,000        355,250
Bio-Rad Laboratories, Inc.,
  11.625% 02/15/07                    600,000        648,000
Dynacare, Inc.,
  10.750% 01/15/06                    480,000        477,600
Insight Health Services Corp.,
  9.625% 06/15/08                     100,000         99,000
Magellan Health Services, Inc.,
  9.000% 02/15/08                   1,390,000      1,299,650
Tenet Healthcare Corp.:
  8.625% 01/15/07                   1,050,000      1,092,000
  9.250% 09/01/10                     400,000        454,000
                                                 -----------
                                                   4,425,500
                                                 -----------
HOTELS, CAMPS & LODGING - 0.9%
Mandalay Resort Group,
  10.250% 08/01/07                    770,000        795,025
                                                 -----------
OTHER SERVICES - 3.2%
Alliance Laundry Systems, LLC,
  9.625% 05/01/08                   1,000,000        650,000
Allied Waste North America,
  Inc.,
  10.000% 08/01/09                  1,475,000      1,519,250
Intertek Finance, PLC.,
  10.250% 11/01/06                    800,000        616,000
                                                 -----------
                                                   2,785,250
                                                 -----------
------------------------------------------------------------

                                      PAR          VALUE
------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 61.0%
AIR TRANSPORTATION - 1.8%
U.S. Airways, Inc.,
  10.375% 03/01/13                 $1,600,000   $  1,584,000
                                                 -----------
BROADCASTING - 4.8%
Allbritton Communications Co.,
  9.750% 11/30/07                     925,000        943,500
Cumulus Media, Inc.,
  10.375% 07/01/08                    225,000        208,125
Emmis Escrow,
  stepped coupon, (12.500%
  03/15/06) (d) 3/15/11 (a)           575,000        323,438
LIN Holding Corp.,
  stepped coupon, (10.000%
  03/01/03) (d) 03/01/08              875,000        643,125
SBA Communications Corp.,
  10.250% 02/01/09 (a)                480,000        477,600
Shop At Home, Inc.,
  11.000% 04/01/05                    500,000        515,000
Sinclair Broadcast Group, Inc.,
  10.000% 09/30/05                    600,000        585,000
TV Azteca SA de CV,
  10.500% 02/15/07                    495,000        465,300
                                                 -----------
                                                   4,161,088
                                                 -----------
CABLE - 20.5%
Adelphia Communications Corp.,
  9.875% 03/01/07                      25,000         25,250
Cable Satisfaction
  International, Inc.,
  12.750% 03/01/10                    970,000        679,000
Callahan Nordrhein-Westfalen,
  14.000% 07/15/10 (a)                455,000        464,100
Charter Communications Holding
  LLC:
  10.750% 10/01/09                    275,000        297,000
  11.125% 01/15/11                    675,000        729,000
  stepped coupon, (9.920%
  04/01/04) (d) 04/01/11            2,075,000      1,478,438
Comcast UK Cable Partners Ltd.,
  11.200% 11/15/07                  2,000,000      1,720,000
Diamond Cable Co.,
  stepped coupon, (10.750%
  02/15/02) (d) 02/15/07            2,205,000      1,499,400
EchoStar DBS Corp.,
  9.250% 02/01/06                   1,365,000      1,378,650
Ekabel Hessen GmbH & Co.:
  14.500% 09/01/10 (a)(b)             175,000        155,313
  14.500% 09/01/10 (a)                455,000        455,000

See notes to financial statements.

6
--

INVESTMENT PORTFOLIO (CONTINUED)

CORPORATE FIXED INCOME
BONDS & NOTES (CONTINUED)             PAR          VALUE
------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
CABLE (CONTINUED)
FrontierVision Holdings LP,
  stepped coupon, (11.875%
  09/15/01) (d) 09/15/07           $2,575,000   $  2,613,625
Insight Communications Co.,
  Inc.,
  stepped coupon, (12.250%
  02/15/06) (d) 02/15/11 (a)          450,000        252,000
Mediacom LLC,
  9.500% 01/15/13 (a)                 185,000        179,913
Northland Cable Television,
  Inc.,
  10.250% 11/15/07                  1,350,000        945,000
NTL, Inc.:
  11.500% 10/01/08                    485,000        404,975
  11.875% 10/01/10                    800,000        680,000
Ono Finance, PLC:
  13.000% 05/01/09 (a)                750,000        592,500
  14.000% 02/15/11 (a)                175,000        154,000
  14.000% 07/15/10 (a)(b)           1,130,000        842,415
Telewest Communications PLC:
  11.000% 10/01/07                  2,400,000      2,319,000
  11.250% 11/01/08                    100,000        100,000
                                                 -----------
                                                  17,964,579
                                                 -----------
COMMUNICATIONS - 10.2%
Alamosa Delaware, Inc.,
  12.500% 02/01/11                    760,000        748,600
American Cellular Corp.,
  9.500% 10/15/09 (a)                 300,000        291,750
AT&T Wireless Group,
  7.875% 03/01/11 (a)                 150,000        150,618
Call-Net Enterprises, Inc.:
  8.000% 08/15/08                     150,000         36,000
  9.375% 05/15/09                     350,000        103,250
  stepped coupon, (10.800%
  05/15/04) (d) 05/15/09            2,000,000        360,000
Centennial Cellular Corp.,
  10.750% 12/15/08                    300,000        273,000
Concentric Network Corp.,
  12.750% 12/15/07                    400,000        220,000
Exodus Communications, Inc.:
  10.750% 12/15/09                    750,000        570,000
  11.625% 07/15/10 (a)                700,000        549,500
Grupo Iusacell S.A.,
  14.250% 12/01/06                    650,000        671,125

                                      PAR          VALUE
------------------------------------------------------------
Spectrasite Holdings Inc.:
  10.750% 03/15/10                 $  200,000   $    185,000
  12.500% 11/15/10                    630,000        620,550
  stepped coupon, (11.250%
  04/15/04) (d) 04/15/09            2,020,000      1,070,600
Time Warner Telecom LLC:
  9.750% 07/15/08                   1,250,000      1,237,500
  10.125% 02/01/11                    250,000        250,000
United Pan-Europe Communications
  N.V.,
  11.500% 02/01/10                  1,900,000      1,254,000
XM Satellite Radio, Inc.,
  14.000% 03/15/10 (a)                600,000        330,000
                                                 -----------
                                                   8,921,493
                                                 -----------
COMMUNICATIONS SERVICES - 1.7%
Crown Castle International
  Corp.,
  10.750% 08/01/11                    250,000        265,625
  stepped coupon, (10.375%
  05/15/04) (d) 05/15/11            1,400,000        994,000
Ubiquitel Operating UPCS,
  stepped coupon, (14.000%
  04/15/05) (d) 04/15/10              525,000        204,750
                                                 -----------
                                                   1,464,375
                                                 -----------
ELECTRIC, GAS & SANITARY SERVICES - 0.7%
CMS Energy Corp.,
  9.875% 10/15/07                     575,000        606,625
                                                 -----------
ELECTRIC SERVICES - 2.5%
AES Corp.:
  9.375% 09/15/10                     350,000        362,250
  9.500% 06/01/09                   1,215,000      1,263,600
PSEG Energy Holdings Inc.,
  8.625% 02/15/08                     600,000        586,170
                                                 -----------
                                                   2,212,020
                                                 -----------
MOTOR FREIGHT & WAREHOUSING - 0.6%
MTL, Inc.,
  10.000% 06/15/06                  1,000,000        550,000
                                                 -----------
TELECOMMUNICATION - 18.2%
AirGate PCS, Inc.,
  stepped coupon, (13.500%
  10/01/04) (d) 10/01/09            1,109,000        665,400
Carrier1 International SA,
  13.250% 02/15/09                    750,000        412,500
FLAG Telecom Holdings Ltd.:
  11.625% 03/30/10                    925,000        721,500
  11.625% 03/30/10 (b)                600,000        415,350

See notes to financial statements.

                                                                               7
                                                                              --

INVESTMENT PORTFOLIO (CONTINUED)

CORPORATE FIXED INCOME
BONDS & NOTES (CONTINUED)             PAR          VALUE
------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
TELECOMMUNICATION (CONTINUED)
Global Crossing Ltd.:
  9.125% 11/15/06                  $1,075,000   $  1,023,938
  9.625% 05/15/08                     150,000        142,500
Horizon PCS, Inc.,
  stepped coupon, (14.000%
  10/01/05) (d) 10/01/10              665,000        259,350
Hyperion Telecommunications,
  Inc.,
  13.000% 04/15/03                    500,000        385,000
Jazztel, PLC:
  13.250% 12/15/09 (b)                375,000        179,719
  14.000% 07/15/10 (b)                350,000        173,950
KPNQwest N.V.,
  8.875% 02/01/08 (b)                 600,000        473,925
Level 3 Communications, Inc.:
  10.750% 03/15/08                    635,000        366,316
  11.000% 03/15/08                  1,965,000      1,355,850
McLeodUSA, Inc.:
  11.375% 01/01/09                  1,175,000      1,036,938
  stepped coupon, (10.500%
  03/01/02) (d) 03/01/07               65,000         49,725
Metromedia Fiber Network, Inc.:
  10.000% 11/15/08                  1,300,000        884,000
  10.000% 12/15/09                    650,000        442,000
Microcell Telecommunications,
  Inc.,
  stepped coupon, (14.000%
  12/01/01) (d) 06/01/06            1,000,000        850,000
Nextel Communications, Inc.,
  9.375% 11/15/09                     250,000        212,500
Nextel International Inc.:
  12.750% 08/01/10                  1,000,000        660,000
  stepped coupon, (13.000%
  04/15/02) (d) 04/15/07              500,000        280,000
  (12.125% 04/15/03) (d)
  04/15/08                            665,000        305,900
Nextel Partners, Inc.:
  11.000% 03/15/10                    500,000        435,000
  11.000% 03/15/10 (a)                 75,000         65,250
Nextlink Communications, Inc.,
  10.750% 06/1/09                     500,000        245,000
Partner Communications Co.,
  Ltd.,
  13.000% 08/15/10                    630,000        567,000
RCN Corp.
  stepped coupon, (11.125%
  10/15/02) (d) 10/15/07 (e)          750,000        142,500
Rogers Cantel, Inc.,
  9.750% 06/01/16                   1,000,000        990,000

                                      PAR          VALUE
------------------------------------------------------------
TeleCorp PCS, Inc.:
  10.625% 07/15/10                 $  200,000   $    189,000
  stepped coupon, (11.625%
  04/15/04) (d) 04/15/09            1,445,000        939,250
Tritel PCS, Inc.:
  10.375% 01/15/11 (a)                645,000        603,075
  stepped coupon, (12.750%
  05/15/04) (d) 05/15/09              190,000        123,500
US Unwired, Inc.,
  stepped coupon, (13.375%
  11/01/04) (d) 11/01/09              500,000        250,000
Winstar Communications, Inc.,
  12.500% 04/15/08                  2,235,000         33,525
                                                 -----------
                                                  15,879,461
                                                 -----------
TOTAL CORPORATE FIXED INCOME BONDS & NOTES
(cost of $134,067,603)                           107,456,850
                                                 -----------
PREFERRED STOCKS - 10.8%             SHARES        VALUE
------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.2%
DEPOSITORY INSTITUTIONS - 0.2%
Cal Fed Bancorp, Inc.,
  9.125%, Series A                      8,500        214,115
                                                 -----------
------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS
& SANITARY SERVICES - 10.6%
BROADCASTING - 0.4%
Granite Broadcasting Corp.,
  12.750% PIK                             602        108,332
PriMedia Inc.,
  9.200%, Series F                      3,000        244,500
                                                 -----------
                                                     352,832
                                                 -----------
CABLE - 6.6%
Adelphia Communications Corp.,
  13.000%, Series B                    12,500      1,250,000
CSC Holdings Ltd.:
  11.125% PIK                          21,421      2,313,444
  11.750% PIK                          20,424      2,226,191
                                                 -----------
                                                   5,789,635
                                                 -----------
COMMUNICATIONS - 0.5%
Dobson Communications Corp.,
  12.250% PIK                             450        416,707
                                                 -----------
TELECOMMUNICATION - 3.1%
Global Crossing Ltd.,
  10.500% PIK                           5,000        440,000

See notes to financial statements.

8
--

INVESTMENT PORTFOLIO (CONTINUED)

PREFERRED STOCKS (CONTINUED)         SHARES        VALUE
------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
TELECOMMUNICATION (CONTINUED)
Nextel Communications, Inc.:
  11.125% PIK                             689   $    495,906
  13.000% PIK                           1,554      1,289,815
XO Communications, Inc.:
  13.500% PIK                             715        114,419
  14.000% PIK                          26,635        319,616
                                                 -----------
                                                   2,659,756
                                                 -----------
TOTAL PREFERRED STOCKS
(cost of $12,279,822)                              9,433,045
                                                 -----------
COMMON STOCKS - 0.9%
------------------------------------------------------------
MINING & ENERGY - 0.2%
OIL & GAS EXTRACTION - 0.2%
Pioneer Natural Resources Co.           8,153        155,804
                                                 -----------
------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.7%
MOTOR FREIGHT & WAREHOUSING - 0.0%
St. Johnsbury Trucking Co. (f)         78,710            787
Sun Carriers, Inc. (f)                326,000             --
                                                 -----------
                                                         787
                                                 -----------
TELCOMMUNICATIONS - 0.7%
AirGate PCS, Inc. (g)                   1,826         72,302
Nextel Communications, Inc.,
  Class A (g)                           6,196        100,685
Price Communications Corp. (g)         23,920        431,038
                                                 -----------
                                                     604,025
                                                 -----------
TOTAL COMMON STOCKS
(cost of $1,673,020)                                 760,616
                                                 -----------
WARRANTS - 0.0%
------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction
  International, Inc.
  (expires 3/1/05)                        970            970
Ono Finance, PLC (a)
  (expires 5/31/09)                       750         26,250
                                                 -----------
                                                      27,220
                                                 -----------

                                     SHARES        VALUE
------------------------------------------------------------
TELECOMMUNICATION - 0.0%
Carrier1 International SA
  (expires 2/19/09)                       347   $     11,798
Horizon PCS Inc.
  (expires 10/1/03)                       665          1,663
Jazztel PLC (b)
  (expires 2/1/10)                        350            621
MetroNet Communications Corp.
  (expires 8/15/07)                       250         20,597
UbiquiTel Operating UPCS
  (expires 4/15/10)                       525         10,500
XM Satellite Radio Holdings,
  Inc.
  (expires 3/15/10)                       600          1,800
                                                 -----------
                                                      46,979
                                                 -----------
TOTAL WARRANTS
(cost of $420,974)                                    74,199
                                                 -----------
TOTAL INVESTMENTS
(cost of $148,441,419) (h)                       117,724,710
                                                 -----------
SHORT-TERM OBLIGATIONS - 5.0%         PAR          VALUE
------------------------------------------------------------
Federal Home Loan Mortgage,
  4.53% (i) 05/01/01               $2,411,000      2,411,000
Federal National Mortgage
  Association,
  6.47% (i) 06/08/01                2,000,000      1,986,341
                                                 -----------
TOTAL SHORT-TERM OBLIGATIONS
(cost of $4,397,341)                               4,397,341
                                                 -----------
FORWARD CURRENCY CONTRACTS - 0.1%                     49,084
------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - (39.7%)        (34,710,381)
------------------------------------------------------------
Net Assets - 100.0%                             $ 87,460,754
                                                 -----------

See notes to financial statements.

                                                                               9
                                                                              --


INVESTMENT PORTFOLIO (CONTINUED)

NOTES TO INVESTMENT PORTFOLIO:

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, the value of these securities amounted to $10,560,027 or 12.07% of net assets.
(b) This is a foreign security. Par amount is stated in U.S. dollars.
(c) Zero coupon bond.
(d) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will be accruing this rate.
(e) This issuer is in default of certain debt covenants. Income is not being accrued.
(f) Represents fair value as determined in good faith under the direction of the Trustees.
(g) Non-income producing security.
(h) Cost for federal income tax purposes is the same.
(i) Rate represents yield at date of purchase.

                                             Net Unrealized
     Contracts    In Exchange   Settlement    Depreciation
     to Deliver       For          Date           (US$)
-------------------------------------------------------------
    Eu   420,000  US$  372,649   5/22/2000      $(4,100)
                                                -------

                                             Net Unrealized
     Contracts    In Exchange   Settlement    Appreciation
     to Receive       For          Date           (US$)
-------------------------------------------------------------
    Eu  3,219,000 US$ 2,856,086  5/22/2000       $52,051
    Eu   117,000  US$  103,779   6/11/2000       $ 1,133
                                                 -------
                                                 $53,184
                                                 -------

       ACRONYM                         NAME
---------------------- ------------------------------------
         PIK                     Payment-In-Kind

See notes to financial statements.

10
--


STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)

ASSETS
Investments at value (cost
  $148,441,419)                                 $117,724,710
Short-term obligations (cost
  $4,397,341)                                      4,397,341
                                                 -----------
                                                 122,122,051
Cash                              $       325
Foreign currencies (cost $292)            291
Unrealized appreciation on
  forward currency contracts           53,184
Receivable for:
  Interest                          3,670,678
  Investments sold                  1,213,700
  Fund shares sold                    158,688
  Dividends                             6,898
Other                                  60,451      5,164,215
                                   ----------    -----------
  Total Assets                                   127,286,266
LIABILITIES
Unrealized depreciation on
  forward currency contracts            4,100
Payable for:
  Distributions                     1,204,508
  Interest                          1,003,307
Accrued:
  Management fee                          652
  Bookkeeping fee                       3,347
  Custodian fee                         1,700
  Trustees' fee                         2,700
  Deferred Trustees' fee                1,034
Other                                 104,164
Notes payable                      37,500,000
                                   ----------
  Total Liabilities                               39,825,512
                                                 -----------
Net assets at value for
  20,502,542 shares of
  beneficial interest
  outstanding                                   $ 87,460,754
                                                 ===========
Net asset value per share                       $       4.27
                                                 ===========
COMPOSITION OF NET ASSETS
Capital paid in                                 $142,744,609
Overdistributed net investment
  income                                            (649,196)
Accumulated net realized loss                    (23,951,287)
Net unrealized appreciation
  Investments                                    (30,716,709)
  Foreign currency transactions                       33,337
                                                 -----------
                                                $ 87,460,754
                                                 ===========

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)

INVESTMENT INCOME
Interest                                        $  7,324,326
Dividends                                            393,283
                                                 -----------
  Total Investment Income                          7,717,609
                                                 -----------
EXPENSES
Management fee                    $   473,760
Bookkeeping fee                        21,192
Trustees' fee                           4,163
Custodian fee                           3,258
Other                                  56,393
                                   ----------
  Total Operating Expenses            558,766
Interest expense                    1,367,942
                                   ----------
  Total Expenses                                   1,926,708
                                                 -----------
  Net Investment Income                            5,790,901
                                                 -----------
NET REALIZED & UNREALIZED GAIN
(LOSS) ON PORTFOLIO POSITIONS
Net realized loss on
  Investments                      (7,962,097)
  Foreign currency transactions       (86,368)
                                   ----------
    Net Realized Loss                             (8,048,465)
                                                 -----------
Net change in unrealized
  appreciation/depreciation on
  Investments                      (2,856,228)
  Foreign currency transactions         1,001
                                   ----------
    Net Change in Unrealized
      Appreciation/Depreciation                   (2,855,227)
                                                 -----------
  Net Loss                                       (10,903,692)
                                                 -----------
Decrease in Net Assets from
  Operations                                    $ (5,112,791)
                                                 ===========

See notes to financial statements.

                                                                              11
                                                                              --

STATEMENT OF CHANGES IN NET ASSETS

                                  (UNAUDITED)
                                   SIX MONTHS
                                     ENDED        YEAR ENDED
                                   APRIL 30,     OCTOBER 31,
INCREASE (DECREASE)               ------------   ------------
IN NET ASSETS                         2001           2000
-------------------------------------------------------------
OPERATIONS:
Net investment income             $  5,790,901   $ 13,542,431
Net realized loss                   (8,048,465)   (10,154,075)
Net change in unrealized
  appreciation/depreciation         (2,855,227)   (12,156,192)
                                   -----------    -----------
  Net Decrease from Operations      (5,112,791)    (8,767,836)
                                   -----------    -----------
DISTRIBUTIONS:
From net investment income          (5,770,927)   (14,063,074)
In excess of net investment
  income                              (649,196)      (384,067)
                                   -----------    -----------
  Total Distributions               (6,420,123)   (14,447,141)
                                   -----------    -----------
FUND SHARE TRANSACTIONS:
Value of distributions
  reinvested                           660,723        530,319
                                   -----------    -----------
Net Increase from Fund Share
  Transactions                         660,723        530,319
                                   -----------    -----------
  Total Decrease                   (10,872,191)   (22,684,658)
NET ASSETS
Beginning of period                 98,332,945    121,017,603
                                   -----------    -----------
End of period (net of
  overdistributed net investment
  income of $649,196 and
  $19,974, respectively)          $ 87,460,754   $ 98,332,945
                                   -----------    -----------

                                      (UNAUDITED)
                                      SIX MONTHS
                                         ENDED      YEAR ENDED
                                       APRIL 30,    OCTOBER 31,
                                      -----------   -----------
NUMBER OF FUND SHARES                    2001          2000
---------------------------------------------------------------
Issued for distributions reinvested      137,149        97,351
                                      ----------    ----------
  Outstanding at
    Beginning of period               20,365,393    20,268,042
                                      ----------    ----------
    End of period                     20,502,542    20,365,393
                                      ----------    ----------

See notes to financial statements.

12
--


STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2001
(Unaudited)

INCREASE (DECREASE) IN CASH
------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net investment income                         $  5,790,901
  Adjustments to reconcile net investment
    income to net cash provide by (used in)
    operating activities
      Cost of investments purchased              (29,628,762)
      Receipts from investments sold              37,803,343
      Sale of short-term investments, net          4,432,328
      Net realized loss due to foreign
        currency translation                         (43,537)
      Decrease in dividend and interest
        receivable                                   199,297
      Increase in other assets                       (40,847)
      Decrease in foreign currency                   186,818
      Net proceeds from forward currency
        contracts                                   (107,089)
      Increase in receivable for investments
        sold                                      (1,213,700)
      Decrease in payable for investments
        purchased                                   (270,067)
      Decrease in accrued expenses                  (149,968)
      Net short-term amortization/accretion of
        income                                      (134,173)
      Net long-term amortization/accretion of
        income                                      (976,122)
                                                 -----------
Net cash provided by operating activities         15,848,422
CASH FLOWS FROM FINANCING ACTIVITIES:
  Decrease in notes payable                       (9,800,000)
  Decrease in interest payable                      (214,555)
  Increase in receivable for fund shares sold       (158,688)
  Distributions paid in cash                      (5,674,989)
                                                 -----------
Net cash provided from Financing Activities      (15,848,232)
                                                 -----------
Net Increase in Cash                                     190
CASH:
  Beginning of the period                                135
                                                 -----------
  End of the period                             $        325
                                                 ===========
Supplemental disclosure of cash flow
  information:
  Noncash financing activities not included
    herein consist of reinvestment of
    distributions of $660,723.

See notes to financial statements.

                                                                              13
                                                                              --

NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:
Colonial Intermediate High Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to seek high current income and total return by investing primarily in lower-rated corporate debt securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.
STATEMENT OF CASH FLOWS:
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at April 30, 2001.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS
The Trust may enter into forward currency contracts to purchase or sell foreign currencies or predetermined

14
--

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2001 (Unaudited)

exchange rates in connection with the settlement of purchases and sales of securities. The Trust may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains and losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Corporate actions and dividend income are recorded on the ex-date.
The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:
Colonial Management Associates, Inc. (the Advisor) is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE:
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.
NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
During the six months ended April 30, 2001, purchases and sales of investments, other than short-term obligations, were $29,628,762 and $37,803,343, respectively.

Unrealized appreciation (depreciation) at April 30, 2001, based on cost of investments for both financial statement and federal income tax purposes was approximately:

----------------------------------------------------
Gross unrealized appreciation           $  2,663,217
Gross unrealized depreciation            (33,379,926)
                                        ------------
Net unrealized depreciation             $(30,716,709)
                                        ============

CAPITAL LOSS CARRYFORWARDS:
At October 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                              YEAR OF      CAPITAL LOSS
                             EXPIRATION    CARRYFORWARD
-------------------------------------------------------
                                2003         2,103,000
                                2007         3,282,000
                                2008        10,438,000
                                           -----------
                                           $15,823,000
                                           ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LOAN AGREEMENT
At April 30, 2001, the Fund had four term loans and a revolver loan outstanding with Bank of America Illinois, totaling $37,500,000. These loans are comprised of $13,700,000 term loan which bears interest at 7.74% per

                                                                              15
                                                                              --


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2001 (Unaudited)

annum, due June 12, 2003, a $6,900,000 term loan which bears interest at 6.37% per annum, due May 21, 2001, a $9,200,000 term loan which bears interest at 6.26% per annum, due June 29, 2001, and a $7,700,000 term loan which bears interest at 6.84% per annum, due June 13, 2002. The Fund is required to maintain certain asset coverage with respect to the loans.

16
--

FINANCIAL HIGHLIGHTS
Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                               APRIL 30,                           YEARS ENDED OCTOBER 31,
                                              -----------      ---------------------------------------------------------------
                                                 2001            2000          1999          1998          1997         1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  4.83        $   5.97      $   6.20      $   7.27      $   6.89      $  6.62
                                                -------        --------      --------      --------      --------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.28            0.67          0.70          0.70          0.70         0.70

Net realized and unrealized gain (loss)           (0.53)          (1.10)        (0.23)        (1.08)         0.38         0.26
                                                -------        --------      --------      --------      --------      -------
Total from Investment Operations                  (0.25)          (0.43)         0.47         (0.38)         1.08         0.96
                                                -------        --------      --------      --------      --------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.28)          (0.69)        (0.70)        (0.69)        (0.70)       (0.69)
                                                -------        --------      --------      --------      --------      -------
In excess of net investment income                (0.03)          (0.02)           --            --            --           --
                                                -------        --------      --------      --------      --------      -------
Total Distributions Declared to Shareholders      (0.31)          (0.71)        (0.70)        (0.69)        (0.70)       (0.69)
                                                -------        --------      --------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD                  $  4.27        $   4.83      $   5.97      $   6.20      $   7.27      $  6.89
                                                =======        ========      ========      ========      ========      =======
Market price per share                          $  4.75        $   4.63      $   5.63      $   6.81      $   7.56      $  7.13
                                                =======        ========      ========      ========      ========      =======
Total return - based on market value (a)           9.56%(c)       (6.12)%       (7.89)%       (0.74)%       16.97%       14.62%
                                                =======        ========      ========      ========      ========      =======
RATIOS TO AVERAGE NET ASSETS
Operating Expenses (b)                             1.20%(d)        0.92%         0.89%         0.88%         0.89%        0.98%

Interest and amortization of deferred debt
  issuance expenses                                2.94%(d)        2.79%         2.48%         2.11%         1.96%        2.07%

Total expenses (b)                                 4.14%(d)        3.71%         3.37%         2.99%         2.85%        3.05%

Net investment income (b)                         12.44%(d)       11.88%        10.82%         9.70%         9.63%       10.11%

Portfolio turnover                                   24%             42%           44%           69%           92%          92%

Net assets at end of period (000)               $87,461        $ 98,333      $121,018      $124,480      $107,774      $99,925


(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(c) Not annualized.
(d) Annualized.

                           IMPORTANT INFORMATION ABOUT THIS REPORT

                           The Transfer Agent for Colonial Intermediate High Income Fund is:

                           First Data Investor Services Group, Inc.
                           P.O. Box 8030
                           Boston, MA 02266-8030
                           1-800-331-1710

                           The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

                           This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

Transfer Agent
SEMIANNUAL REPORT:
COLONIAL INTERMEDIATE HIGH INCOME FUND

TRUSTEES

DOUGLAS A. HACKER

Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY

Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President and Director of Itek Corp.

WILLIAM E. MAYER

Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON

Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO

Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD

Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE

Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


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COLONIAL INTERMEDIATE HIGH INCOME FUND            SEMIANNUAL REPORT
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